SUPPLEMENT DATED FEBRUARY 20, 2008
TO

PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY, COLUMBIA ALL-STAR FREEDOM NY,
COLUMBIA ALL-STAR NY, AND COLUMBIA ALL-STAR EXTRA NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective April 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

Rydex VT OTC Fund	Rydex VT NASDAQ-100® Fund

Please retain this supplement with your prospectus for future reference.

SLNY(RYDEX) 2/08